Share-based payments (Details 3)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
Restricted shares outstanding as beginning	2,135,887	1,546,250
Shares transferred	(950,941)	(75,232)
Restricted shares cancelled and adjustments in estimated expired rights	(101,901)	27,039
Restricted shares granted		637,830
Restricted shares outstanding as Ending	1,083,045	2,135,887